Property, Plant and Equipment (Details) (USD $)	9 Months Ended		12 Months Ended			185 Months Ended	194 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011	Sep. 30, 2012
Property, plant and equipment
Property, plant and equipment, gross			$ 8,368,000	$ 8,392,000		$ 8,368,000
Less: accumulated depreciation and amortization			(8,201,000)	(7,984,000)		(8,201,000)
Property, Plant and Equipment, Net	140,000		167,000	408,000		167,000	140,000
Depreciation and amortization
Depreciation and amortization expense	45,000	250,000	241,000	457,000	668,000	12,555,000	12,600,000
Asset impairment charges recorded as accelerated depreciation					200,000
Leasehold improvements
Property, plant and equipment
Property, plant and equipment, gross			844,000	844,000		844,000
Leasehold improvements | Minimum
Property, plant and equipment
Useful lives in years from date of acquisition			5 years
Leasehold improvements | Maximum
Property, plant and equipment
Useful lives in years from date of acquisition			15 years
Research and laboratory equipment
Property, plant and equipment
Property, plant and equipment, gross			6,251,000	6,281,000		6,251,000
Research and laboratory equipment | Minimum
Property, plant and equipment
Useful lives in years from date of acquisition			3 years
Research and laboratory equipment | Maximum
Property, plant and equipment
Useful lives in years from date of acquisition			5 years
Office equipment and furniture
Property, plant and equipment
Property, plant and equipment, gross			$ 1,273,000	$ 1,267,000		$ 1,273,000
Office equipment and furniture | Minimum
Property, plant and equipment
Useful lives in years from date of acquisition			3 years
Office equipment and furniture | Maximum
Property, plant and equipment
Useful lives in years from date of acquisition			5 years